Short Term Deposits (Details) - Schedule of short term deposits - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short Term Deposits [Abstract]
Bank deposits in U.S.$ (annual average interest rates 0.3% and 0.6%)	$ 299	$ 10,004